CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES (Note 15):
Software licenses	$ 1,154	$ 1,549	$ 1,574
Maintenance and services	9,559	8,122	8,735
Total revenues	10,713	9,671	10,309
COST OF REVENUES:
Software licenses	122	56	68
Maintenance and services	4,101	3,513	3,873
Total cost of revenues	4,223	3,569	3,941
GROSS PROFIT	6,490	6,102	6,368
OPERATING EXPENSES:
Research and development	1,100	1,614	1,010
Selling and marketing	2,650	2,847	2,782
General and administrative	1,606	1,708	1,551
Total operating expenses	5,356	6,169	5,343
OPERATING INCOME (LOSS)	1,134	(67)	1,025
FINANCIAL EXPENSES, net	196	129	237
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	938	(196)	788
TAXES ON INCOME (Note 14)	27	9	69
INCOME (LOSS) FROM CONTINUING OPERATIONS	911	(205)	719
DISCONTINUED OPERATIONS:
Loss from discontinued operation net of income tax of $0	0	(136)	(50)
Gain on disposal of discontinued operations net of income taxes of $0	0	122	0
NET LOSS FROM DISCONTINUED OPERATIONS	0	(14)	(50)
NET INCOME (LOSS)	$ 911	$ (219)	$ 669
BASIC NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ 0.23	$ (0.06)	$ 0.20
Discontinued operations (in dollars per share)	$ 0	$ 0.00	$ (0.01)
Net income (loss) (in dollars per share)	$ 0.23	$ (0.06)	$ 0.19
DILUTED NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ 0.21	$ (0.06)	$ 0.18
Discontinued operations (in dollars per share)	$ 0	$ 0.00	$ (0.01)
Net income (loss) (in dollars per share)	$ 0.21	$ (0.06)	$ 0.17
Weighted average number of shares used in computing basic net earnings (loss) per share (In shares)	3,896,018	3,671,547	3,467,302
Weighted average number of shares used in computing diluted net earnings (loss) per share (In shares)	4,279,961	3,671,547	3,884,201